CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Cash and due from banks	$ 1,944	$ 2,042
Interest-earning demand deposits	328	301
Total cash and cash equivalents	2,272	2,343
Certificates of deposit	10,380	350
Investment securities available for sale (amortized cost of $108,380 and $107,556)	108,449	107,676
Investment securities held to maturity (fair value of $8,815 and $9,990)	8,678	9,523
Mortgage-backed securities held to maturity (fair value of $130,181 and $137,679)	129,321	137,416
Net loans receivable (allowance for loan losses of $418 and $360)	77,455	64,673
Accrued interest receivable	1,206	1,508
Federal Home Loan Bank stock, at cost	7,062	6,599
Premises and equipment (net)	454	542
Bank owned life insurance	4,541	4,410
Deferred tax assets (net)	437	406
Other assets	1,354	277
TOTAL ASSETS	351,609	335,723
LIABILITIES
Deposits	145,289	141,278
Federal Home Loan Bank advances: short-term	155,799	144,027
Federal Home Loan Bank advances: long-term - fixed rate	10,000	10,000
Federal Home Loan Bank advances: long-term - variable rate	6,109	6,109
Accrued interest payable	247	189
Other liabilities	1,122	1,035
TOTAL LIABILITIES	318,566	302,638
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,485	21,485
Treasury stock (1,797,492 and 1,766,507 shares at cost)	(27,264)	(26,905)
Retained earnings - substantially restricted	41,344	40,189
Accumulated other comprehensive loss	(188)	(238)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(2,372)	(1,484)
TOTAL STOCKHOLDERS' EQUITY	33,043	33,085
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 351,609	$ 335,723